Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Compensation Related Costs [Abstract]
Summary of Activities of Restricted Stock Units

The following table summarizes activities of the Company’s restricted share units under the 2018 and 2019 Plan for the year ended December 31, 2017, 2018 and 2019:

	Number of Restricted Share Units Outstanding	Weighted Average Grant Date Fair Value
		US$
Unvested at January 1, 2018	-	-
Granted	3,971,453	1.96
Unvested at December 31, 2018	3,971,453	1.96
Granted	472,220	2.64
Vested	(746,660)	1.96
Forfeited	(1,033,446)	2.13
Unvested at December 31, 2019	2,663,567	1.98

Summary of Fair Value of Each Restricted Share Units Granted With Market Condition

The fair value of each restricted share units granted with market condition under the Company’s 2018 Plan during the year ended December 31, 2018 was estimated on the date of grant using Monte Carlo model with the assumptions (or ranges thereof) in the following table:

Year ended December 31,
2018
US$
Expected volatility (a)	50.0%
Risk-free interest rate (b)	4.1%
Expected dividend yield (c)	0%
Contractual term	10

Notes:

(a)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(b)

The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the U.S. treasury bonds with a maturity life equal to the expected life to expiration.

(c)	The Company has no history or expectation of paying dividends on its ordinary shares.